Long-Term Debt - Additional Information - Other (Detail)	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) SecurityLoan	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) SecurityLoan	Jun. 30, 2014 USD ($)	Aug. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate		3.00%		3.00%			3.20%
Unrealized foreign exchange gain (loss)		$ (1,604,000)	$ (2,046,000)	$ 15,906,000	$ (2,940,000)
Number of loan agreement | SecurityLoan		9		9
Minimum level of free cash be maintained as per loan agreements		$ 100,000,000		$ 100,000,000			$ 100,000,000
Amount of free liquidity and undrawn revolving credit line		395,700,000		395,700,000			$ 368,100,000
Repayments of long term debt				395,199,000	$ 613,516,000
Long term debt principal repayments remainder of 2015		358,100,000		358,100,000
Long term debt principal repayments in 2016		1,000,000,000		1,000,000,000
Long term debt principal repayments in 2017		1,100,000,000		1,100,000,000
Long term debt principal repayments in 2018		1,800,000,000		1,800,000,000
Long term debt principal repayments in 2019		764,900,000		764,900,000
Long term debt principal repayments thereafter		2,100,000,000		2,100,000,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		2,100,000,000		2,100,000,000
Aggregate market value of pledged common units		867,200,000		867,200,000
Revolving Credit Facilities [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		500,000,000		500,000,000
Secured revolving credit facility, amount drawn		$ 410,000,000		$ 410,000,000
Subsequent Events [Member] | Revolving Credit Facilities [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Repayments of long term debt	$ 148,000,000
Teekay Offshore and Teekay LNG [Member] | Subsequent Events [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of long term debt	$ 148,000,000
Aggregate market value of pledged common units						$ 1,100,000,000
Minimum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio		133.30%		133.30%
Vessel market value to loan minimum required ratio		105.00%		105.00%
Free liquidity and undrawn revolving credit line as percentage of debt		5.00%		5.00%
Revolving credit lines maturity period				6 months
Maximum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio		861.10%		861.10%
Vessel market value to loan minimum required ratio		135.00%		135.00%
Free liquidity and undrawn revolving credit line as percentage of debt		7.50%		7.50%
Maximum [Member] | Subsequent Events [Member] | Revolving Credit Facilities [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Resulting drawn loan-to-value ratio	27.50%
Maximum [Member] | Teekay Offshore and Teekay LNG [Member] | Subsequent Events [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Resulting drawn loan-to-value ratio	27.50%